Note 16 - Cash	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
16.	Cash
As at August 31, 2018, cash total $426,062 ( August 31, 2017 - $1,011,293 ), consisting of cash on deposit with banks in general minimum interest bearing accounts.